Document And Entity Information - shares	3 Months Ended
	Aug. 31, 2018	Oct. 08, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	CLS HOLDINGS USA, INC.
Document Type	S-1
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding		90,132,170
Amendment Flag	false
Entity Central Index Key	0001522222
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Aug. 31, 2018
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Entity Small Business	true
Entity Emerging Growth Company	false